Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

(10)      Borrowings

Federal  Home Loan Bank and other borrowings of the Company consisted of the following:

			2019		2018
				Year End		Year End
		Maturity	Year End	Weighted	Year End	Weighted
(in thousands)	Borrower	Date	Balance	Rate	Balance	Rate
FHLB advances	The Bank	2019	$—	—%	$28,231	1.63%
		2020	49,236	2.61%	42,236	2.49%
		2021	29,241	2.52%	20,241	2.77%
		2022	4,418	2.14%	4,418	2.14%
		2023	3,000	1.90%	—	—%
		2024	3,000	1.93%	—	—%
		Thereafter	8,000	2.15%	—	—%

Other borrowings		2022	24	4.00%	27	4.00%
Total Bank			$96,919		$95,153

Subordinated notes	The Company	2034	$25,774	4.60%	$25,774	5.49%
		2035	23,712	3.73%	23,712	4.62%
Total Company			$49,486		$49,486

The Bank is a member of the Federal Home Loan Bank of Des Moines (FHLB) and has access to term financing from the FHLB. These borrowings, which are all fixed rate, are secured under a blanket agreement which assigns all investment in FHLB stock, as well as qualifying first mortgage loans as collateral to secure amounts borrowed by the Bank. As of December 31, 2019, the Bank had $96.9 million in outstanding borrowings with the FHLB. Based upon the collateral pledged to the FHLB at December 31, 2019, the Bank could borrow up to an additional $72.9 million under the agreement.

On March 17, 2005, Exchange Statutory Trust II, a business trust and subsidiary of the Company, issued $23.0 million of 30-year floating rate Trust Preferred Securities (TPS) to a TPS Pool. The floating rate is equal to a three-month LIBOR rate plus 1.83% and reprices quarterly (3.73% at December 31, 2019). The TPS can be prepaid without penalty at any time after five years from the issuance date.

The TPS represent preferred interests in the trust. The Company invested approximately $712,000 in common interests in the trust and the purchaser in the private placement purchased $23.0 million in preferred interests. The proceeds were used by the trust to purchase from the Company its 30-year deeply subordinated debentures whose terms mirror those stated above for the TPS. The debentures are guaranteed by the Company pursuant to a subordinated guarantee. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The trustee for the TPS holders is U.S. Bank, N.A. The trustee does not have the power to take enforcement action in the event of a default under the TPS for five years from the date of default. In the event of default, however, the Company would be precluded from paying dividends until the default is cured.

On March 17, 2004, Exchange Statutory Trust I, a business trust and subsidiary of the Company issued $25.0 million of floating rate TPS to a TPS Pool. The floating rate is equal to the three-month LIBOR rate plus 2.70% and reprices quarterly (4.60% at December 31, 2019). The TPS are fully, irrevocably, and unconditionally guaranteed on a subordinated basis by the Company.

The TPS represent preferred interests in the trust. The Company invested approximately $774,000 in common interests in the trust and the purchaser in the private placement purchased $25.0 million in preferred interests. The proceeds of the TPS were invested in junior subordinated debentures of the Company. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The TPS mature on March 17, 2034. That maturity date may be shortened if certain conditions are met.

The Exchange Statutory Trusts are not consolidated in the Company's financial statements. Accordingly, the Company does not report the securities issued by the Exchange Statutory Trusts as liabilities, and instead reports the subordinated notes issued by the Company and held by the Exchange Statutory Trusts as liabilities. The amount of the subordinated notes as of December 31, 2019 and 2018 was $49.5 million, respectively. The Company has recorded the investments in the common securities issued by the Exchange Statutory Trusts aggregating $1.3 and $1.4 million at December 31, 2019 and 2018, respectively, and the corresponding obligations under the subordinated notes, as well as the interest income and interest expense on such investments and obligations in its consolidated financial statements.